FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENT	FAIR VALUE MEASUREMENT
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures, establishes a valuation hierarchy for disclosure of the inputs to valuation used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows:

•Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.
•Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument.
•Level 3 inputs are unobservable inputs based on the Company’s assumptions used to measure assets and liabilities at fair value.
A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs. During 2025, based on further evaluation of the nature of the investment and the valuation inputs, management reclassified the Plan’s investment in the Fidelity Blue Chip Growth Commingled Pool from shares of registered investment companies to common collective trust within the fair value hierarchy. The investment is a common collective trust that provides a daily net asset value and is redeemable at Net Asset Value ("NAV"). The presentation in the 2024 fair value hierarchy has been updated to conform to the current year presentation. This reclassification had no effect on total net assets available for benefits or changes in net assets available for benefits. With the exception of the reclassification, there have been no changes in the methodologies used at December 31, 2025 and 2024.
The Plan’s assets are invested in the common stock of Wabtec, common collective trusts, a self-directed brokerage fund, and shares of registered investment companies (mutual funds) held by Fidelity Management Trust Company (“Fidelity”), the Plan custodian and trustee, and various other issuers. The following is a description of the valuation methodologies used for assets measured at fair value:
•Shares of registered investment companies – Valued at the quoted NAV of shares held by the Plan at year end.
•Employer securities – These investments consist of a unitized stock fund which consists of Wabtec common stock valued at the closing price reported on the active market on which the individual securities are traded and a small money market fund for liquidity purposes.
•Self-directed brokerage funds – These investments consist of cash equivalents and shares of registered investment companies.
•Common collective trusts – These investments are comprised of shares or units in commingled funds that are not publicly traded. The underlying assets in these funds are primarily publicly traded equity securities, fixed income securities, and commodity-related securities and are valued at their NAV, as a practical expedient, that is calculated by the investment manager or sponsor of the fund. This practical expedient would not be used if it is determined to be probable that the common collective trust will sell the investment for an amount different from the reported NAV. Participant transactions (purchases and sales) may occur daily.
The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan's management believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024.

		December 31, 2025
Assets	Total	Level 1	NAV
Shares of registered investment companies	$1,312,358,458	$1,312,358,458	$—
Employer securities	65,612,036	65,612,036	—
Self-directed brokerage funds	48,560,404	48,560,404	—
Common collective trusts (a)	371,044,793	—	371,044,793
Total	$1,797,575,691	$1,426,530,898	$371,044,793

		December 31, 2024
Assets	Total	Level 1	NAV
Shares of registered investment companies	$1,074,390,682	$1,074,390,682	$—
Employer securities	62,406,217	62,406,217	—
Self-directed brokerage funds	34,916,470	34,916,470	—
Common collective trusts (a)	343,909,981	—	343,909,981
Total	$1,515,623,350	$1,171,713,369	$343,909,981

(a)In accordance with FASB ASC 820-10, certain investments that are measured at fair value using NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.
The Common Collective Trusts are measured at fair value using the NAV per share practical expedient. There are no participant redemption restrictions for these investments; the redemption notice period of 12 months is applicable only to the Plan; unfunded commitments are not applicable; and redemption frequency is daily.